Stockholders' Equity (Dividends on Series C) (Details) - $ / shares								12 Months Ended
	Nov. 16, 2021	Aug. 26, 2021	May 24, 2021	Feb. 19, 2021	Nov. 18, 2020	Aug. 12, 2020	Jul. 01, 2020	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Return of capital (in dollars per share)								$ 1.0512	$ 0.20
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, cash dividends declared (in dollars per share)	$ 0.40625	$ 0.40625	$ 0.40625	$ 0.40625	$ 0.40625	$ 0.40625	$ 0.53264	$ 1.625	$ 1.345